Summary of Expected Credit Loss Allowance (Detail) - Trade receivables [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allowance For Doubtful Accounts [Line Items]
Beginning balance	$ 1,470	$ 2,596
Impairment loss recognized	72	483
Amounts written-off as uncollectible	(537)	(416)
Impairment loss reversed	(24)	(1,247)
Effect of movement in exchange rates	(52)	54
Ending balance	$ 929	$ 1,470